Operating Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2024
Leases [Abstract]
Right-of-use operating lease assets	$ 61,600,000	$ 72,800,000		$ 56,000,000.0
Operating lease liabilities	86,100,000	95,500,000		$ 79,600,000
Impairment of lease assets	$ 0	$ (6,700,000)	$ 400,000